Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital management and solvency [line items]
Senior debt for the gross financial leverage	€ 1,241	€ 1,738
Currency swap contract [member]
Disclosure of capital management and solvency [line items]
Senior debt for the gross financial leverage	€ 0	€ 7